SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
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Summary Of Detailed Information About Non Cash Investing And Financing Activities
a)	Schedule of non-cash investing and financing activities:

	Year ended December 31

	2022	2021

Capitalized share-based payments	$6,364	$5,257
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	4,711	5,681
Interest expense included in accounts payable and accrued liabilities	85	79
Share consideration on sale of properties (Note 5)	-	3,544